Deferred Compensation Plan	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Deferred Compensation Plan
5.	Deferred Compensation Plan

The company had a non-qualified deferred compensation plan created by the management to defer part of their compensation. In September 2014, the company paid the balance of $367,695 and the plan was discontinued.

5.	Deferred Compensation Plan

The company has a non-qualified deferred compensation plan created by the management to defer part of their compensation. At March 31, 2014 and 2013, the outstanding balance of this deferred compensation plan was $361,610 and $337,270, respectively, which is payable out of available funds held by the company.